ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Other than Oil and Gas (Details)	12 Months Ended
Jun. 30, 2016
Minimum
Property and Equipment, other than Oil and Gas
Estimated useful lives of the assets	3 years
Maximum
Property and Equipment, other than Oil and Gas
Estimated useful lives of the assets	5 years